Post-Employment and Other Long-Term Employees Benefits - Schedule of Accumulated Benefit Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 1,053	$ 896
Other Long-Term Employee Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	$ 83	$ 74